UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03101
Investment Company Act File Number

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(301) 951-4800
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

March 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Tax-Free Responsible Impact Bond Fund
Calvert Unconstrained Bond Fund

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 98.5%

Alaska - 1.9%
Alaska Housing Finance Corp. Revenue Bonds, 3.00%, 12/1/33 (a)	1,000,000	906,480
Matanuska-Susitna Borough GO Bonds, 4.50%, 7/1/29	1,670,000	1,882,491
		2,788,971

California - 8.2%
California Educational Facilities Authority Revenue Bonds, (Stanford University), 5.00%, 6/1/46	1,000,000	1,292,310
California GO Bonds:
4.00%, 9/1/32	1,000,000	1,051,270
4.00%, 3/1/45	1,350,000	1,379,403
California GO Green Bonds, 3.75%, 10/1/37	1,000,000	1,003,040
California GO Veterans Bonds:
4.00%, 12/1/32 (a)	1,000,000	1,025,880
3.75%, 12/1/34	1,500,000	1,516,710
California Infrastructure & Economic Development Bank Revenue Bonds, 5.00%, 10/1/34	2,000,000	2,325,840
California Pollution Control Financing Authority Revenue Bonds:
(Waste Management, Inc.), 3.00%, 11/1/25 (a)	350,000	350,760
(Waste Management, Inc.), 1.65%, 7/1/31 (Mandatory put, 5/1/17 @ 100) (a)(b)	1,000,000	1,000,620
Long Beach California Unified School District GO Bonds, Zero Coupon, (AGC), 8/1/25	1,000,000	793,290
		11,739,123

Colorado - 0.8%
Regional Transportation District Colorado Sales Tax Revenue Bonds, 5.00%, 11/1/32	1,000,000	1,208,520

Connecticut - 3.3%
Connecticut GO Green Bonds, 5.00%, 11/15/31	1,000,000	1,123,740
Connecticut Health & Educational Facility Authority Revenue Bonds:
(Yale University), 4.85%, 7/1/37	1,360,000	1,372,675
(State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,190,943
(Yale University), 5.05%, 7/1/42	1,000,000	1,010,180
		4,697,538

District of Columbia - 2.0%
Metropolitan Washington DC Airport Authority System Revenue Bonds:
(AMBAC), 5.00%, 10/1/25 (a)	1,750,000	1,783,758

See notes to Schedule of Investments

5.00%, 10/1/27 (a)	1,000,000	1,136,280
		2,920,038

Florida - 6.4%
Highlands County Florida Health Facilities Authority Revenue Bonds, (Adventist Health System), 5.625%, 11/15/37	1,080,000	1,183,291
Miami-Dade County Florida Aviation Revenue Bonds:
5.00%, 10/1/30 (a)	1,500,000	1,645,290
(AGM), 5.00%, 10/1/41 (Prerefunded to 10/1/18 @ 100)	1,000,000	1,059,170
Miami-Dade County Florida EFA Revenue Bonds, (University of Miami), 4.00%, 4/1/45	1,375,000	1,387,196
Miami-Dade County Florida GO Bonds, (AMBAC), 7.75%, 10/1/18	2,000,000	2,193,680
Miami-Dade County Florida IDA Revenue Bonds, (Miami Cerebral Palsy Residential Services, Inc.), 8.00%, 6/1/22	450,000	449,978
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, (NPFG), 5.25%, 10/1/30 (Escrowed to maturity)	1,000,000	1,242,280
		9,160,885

Georgia - 1.5%
Cobb County Georgia Development Authority Revenue Bonds, (Waste Management, Inc.), 1.875%, 4/1/33 (Mandatory put, 10/1/19 @ 100) (b)	1,000,000	1,007,440
Georgia GO Bonds, 4.50%, 7/1/28	1,000,000	1,111,700
		2,119,140

Hawaii - 2.8%
Hawaii State Airports System Revenue Bonds, 5.00%, 7/1/41 (a)	750,000	818,738
Hawaii State GO Bonds, 4.00%, 10/1/34	2,000,000	2,098,380
Honolulu City and County Hawaii GO Bonds, 5.00%, 12/1/34	1,000,000	1,104,960
		4,022,078

Idaho - 1.4%
County of Nez Perce Revenue Bonds, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	950,330
Idaho Housing & Finance Association Revenue Bonds, 3.10%, 7/1/24	955,000	985,713
		1,936,043

Illinois - 1.7%
Chicago O'Hare International Airport Revenue Bonds, 5.00%, 1/1/34 (a)	400,000	432,776
Illinois Educational Facilities Revenue Bonds:
(Field Museum of Natural History), 4.00%, 11/1/36	1,000,000	1,003,930
(Field Museum of Natural History), 4.45%, 11/1/36	1,000,000	1,028,050
		2,464,756

Indiana - 1.7%
Indiana Finance Authority Revenue Bonds:

See notes to Schedule of Investments

(Butler University), 5.00%, 2/1/31	1,130,000	1,235,045
Green Bonds, (CWA Authority), (NPFG), 5.00%, 10/1/36	1,000,000	1,131,570
		2,366,615

Iowa - 0.8%
Iowa SO Revenue Bonds, 5.00%, 6/15/27 (Prerefunded to 6/15/20 @ 100)	1,000,000	1,115,650

Kansas - 2.7%
Kansas Development Finance Authority Hospital Revenue Bonds:
(Adventist Health System), 5.50%, 11/15/29	1,000,000	1,094,030
(Adventist Health System), 5.75%, 11/15/38	1,000,000	1,096,120
Wyandotte County Kansas Unified School District No. 203 Piper GO Bonds, 4.00%, 9/1/23	1,545,000	1,738,434
		3,928,584

Maryland - 2.3%
Maryland Economic Development Corp. Revenue Bonds, (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	559,190
Maryland State Community Development Administration Department of Housing and Community Development Revenue Bonds:
4.05%, 7/1/40	1,575,000	1,635,464
4.35%, 7/1/50	1,000,000	1,027,100
		3,221,754

Massachusetts - 3.0%
Boston Massachusetts Water & Sewer Commission Revenue Bonds, 5.00%, 11/1/30 (Prerefunded to 11/1/19 @ 100)	1,000,000	1,096,080
Massachusetts Development Finance Agency Revenue Bonds, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	567,625
Massachusetts HFA Revenue Bonds:
3.85%, 6/1/28 (a)	565,000	581,820
3.30%, 12/1/28 (a)	750,000	740,310
The Massachusetts Clean Water Trust Revenue Bonds, 5.25%, 8/1/29	1,000,000	1,262,250
		4,248,085

Michigan - 3.0%
Grand Valley State University Revenue Bonds, 5.00%, 12/1/33	1,000,000	1,120,880
Michigan Finance Authority Revenue Bonds, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,008,620
Ypsilanti Michigan School District GO Bonds, 5.00%, 5/1/30	1,000,000	1,120,520
		4,250,020

Missouri - 1.6%
Kansas City Missouri GO Bonds, 4.50%, 2/1/24	1,000,000	1,128,540
Kansas City Missouri SO Revenue Bonds:
4.00%, 10/1/34	500,000	512,690

See notes to Schedule of Investments

4.00%, 10/1/35	600,000	613,026
		2,254,256

New Hampshire - 0.8%
New Hampshire Business Finance Authority Revenue Bonds, (Casella Waste Systems, Inc.), 4.00%, 4/1/29 (Mandatory put, 10/1/19 @ 100) (a)(b)(c)	1,180,000	1,165,592

New Mexico - 3.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, (Presbyterian Healthcare Services), 5.125%, 8/1/35	4,010,000	4,261,106

New York - 9.4%
Build NYC Resource Corp. Revenue Bonds, (YMCA of Greater New York), 4.00%, 8/1/36	1,665,000	1,690,907
New York City Housing Development Corp. Revenue Bonds:
3.80%, 11/1/30	1,000,000	1,029,370
3.15%, 11/1/36	1,000,000	937,130
New York City NY GO Bonds, Series G, 5.00%, 8/1/26	2,000,000	2,335,940
New York State Dormitory Authority Personal Income Tax Revenue Bonds, 5.00%, 8/15/29	1,000,000	1,140,350
New York State Environmental Facilities Corp. Revenue Bonds, (Casella Waste Systems, Inc.), 3.125%, 12/1/44 (Mandatory put, 6/1/26 @ 100) (a)(b)(c)	1,000,000	832,530
New York State Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds, (Waste Management, Inc.), 2.75%, 7/1/17	200,000	200,734
New York Transportation Development Corp. Revenue Bonds:
(American Airlines, Inc.), 5.00%, 8/1/20 (a)	3,000,000	3,231,270
(LaGuardia Airport Terminal B Redevelopment), 4.00%, 7/1/33 (a)	1,985,000	1,963,840
		13,362,071

North Carolina - 2.8%
North Carolina Medical Care Commission Revenue Bonds, (Duke University Health System), 5.00%, 6/1/42 (Prerefunded to 6/1/19 @ 100)	3,700,000	4,007,655

North Dakota - 0.4%
North Dakota HFA Revenue Bonds, 2.55%, 1/1/22	500,000	512,165

Ohio - 4.3%
Montgomery County Ohio Revenue Bonds:
(Catholic Health Initiatives), 5.00%, 5/1/39 (Prerefunded to 5/1/19 @ 100)	875,000	943,460
(Catholic Health Initiatives), 5.00%, 5/1/39 (Unrefunded portion)	1,625,000	1,676,155
Ohio State Revenue Bonds, (Portsmouth Gateway Group, LLC), (AGM), 5.00%, 12/31/30 (a)	1,000,000	1,115,740
Ohio State University Revenue Bonds:
5.00%, 12/1/29 (Escrowed to maturity)	85,000	107,470

See notes to Schedule of Investments

5.00%, 12/1/29 (Unrefunded portion)	1,915,000	2,330,919
		6,173,744

Pennsylvania - 5.1%
Mount Lebanon Pennsylvania School District GO Bonds, 5.00%, 2/15/27	2,000,000	2,128,920
Pennsylvania Economic Development Financing Authority Revenue Bonds, (Waste Management, Inc.), 2.625%, 11/1/21 (a)	500,000	511,175
Pennsylvania HFA Revenue Bonds, 3.90%, 10/1/35	1,000,000	1,004,010
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,570,212
Redevelopment Authority of the City of Philadelphia Revenue Bonds, 5.00%, 4/15/21	1,855,000	2,057,677
		7,271,994

Rhode Island - 2.4%
Rhode Island Clean Water Finance Agency Revenue Bonds:
5.00%, 10/1/30	1,000,000	1,172,360
5.00%, 10/1/31	1,000,000	1,168,060
Rhode Island GO Bonds, 4.00%, 8/1/24	1,000,000	1,095,590
		3,436,010

Texas - 18.1%
Arlington Texas Higher Education Finance Corp. Revenue Bonds, (LifeSchool of Dallas), (PSF guaranteed), 5.00%, 8/15/34	1,300,000	1,466,192
Bexar County Texas GO Bonds:
4.00%, 6/15/32	2,000,000	2,132,440
5.00%, 6/15/35 (Prerefunded to 6/15/19 @ 100)	3,000,000	3,248,460
Dallas/Fort Worth Texas International Airport Revenue Bonds:
5.00%, 11/1/36	500,000	554,300
5.00%, 11/1/38 (a)	1,000,000	1,063,940
El Paso County Texas GO Bonds:
5.00%, 2/15/32 (Prerefunded to 2/15/21 @ 100)	15,000	17,013
5.00%, 2/15/32 (Unrefunded portion)	985,000	1,084,456
Harris County Texas Flood Control District Revenue Bonds, 5.00%, 10/1/27	3,450,000	3,867,726
Hidalgo County Texas Drain District No. 1 GO Bonds, (AGC), 5.00%, 9/1/25 (Prerefunded to 9/1/18 @ 100)	3,010,000	3,177,717
Longview Texas Independent School District GO Bonds, Zero Coupon, (PSF guaranteed), 2/15/18	500,000	495,830
Love Field Airport Modernization Corporation Revenue Bonds, 5.00%, 11/1/28 (a)	1,000,000	1,143,810
North East Texas Independent School District GO Bonds:
(PSF guaranteed), 5.25%, 2/1/26	1,000,000	1,231,260
(PSF guaranteed), 5.25%, 2/1/35	3,345,000	4,250,157
Port of Houston Texas Tax Authority GO Bonds, 5.00%, 10/1/35	1,830,000	2,036,003
		25,769,304

See notes to Schedule of Investments

Utah - 1.4%
Utah Housing Corp. Revenue Bonds, 4.00%, 1/1/36	2,000,000	2,020,520

Vermont - 0.8%
Vermont GO Bonds, 5.00%, 8/15/20	1,000,000	1,089,340

Washington - 4.9%
Central Puget Sound Regional Transit Authority Revenue Bonds:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,152,932
Green Bonds, 5.00%, 11/1/35	1,000,000	1,148,700
Snohomish County Washington School District No. 4 Lake Stevens GO Bonds, 4.00%, 12/1/35	2,460,000	2,569,396
Washington Economic Development Finance Authority Revenue Bonds, (Waste Management, Inc.), 2.125%, 6/1/20 (c)	1,000,000	1,005,560
Washington GO Bonds, 5.00%, 2/1/23 (Prerefunded to 2/1/19 @ 100)	1,000,000	1,071,110
		6,947,698

Total Municipal Obligations (Cost $136,674,356)		140,459,255

TOTAL INVESTMENTS (Cost $136,674,356) - 98.5%		140,459,255
Other assets and liabilities, net - 1.5%		2,163,181
NET ASSETS - 100.0%		142,622,436

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(38)	6/17	($4,473,609)	$1,715
10 Year U.S. Treasury Notes	(34)	6/17	(4,235,125)	(1,921)
U.S. Long Treasury Bond	(35)	6/17	(5,279,531)	(10,182)
Total Short				($10,388)

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
(a) Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax (AMT).
(b) Adjustable rate security. Interest rate represents the rate in effect on March 31, 2017 and is fixed to the next mandatory put date.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,003,682, which represents 2.1% of the net assets of the Fund as of March 31, 2017.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMBAC:	AMBAC Financial Group, Inc.
EFA:	Educational Facilities Authority
GO:	General Obligation
HFA:	Housing Finance Agency/Authority
IDA:	Industrial Development Authority
NPFG:	National Public Finance Guaranty Corp.
PSF:	Permanent School Fund
SO:	Special Obligation

At March 31, 2017, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

Education	24.1%
Government Public Services	18.7%
Transportation	15.3%
Utility	13.8%
Health Care	11.9%
Other, less than 10% individually	16.2%
Total	100.0%

See notes to Schedule of Investments

CALVERT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 33.9%

Automobile - 1.0%
Avis Budget Rental Car Funding LLC, Series 2013-1A, Class B, 2.62%, 9/20/19 (a)	290,000	290,974
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	100,000	97,445
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	133,573	133,746
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	87,747	87,472
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	400,000	402,299
		1,011,936

Other - 27.4%
Apidos CLO XX, Series 2015-20A, Class C, 4.723%, 1/16/27 (a)(b)	400,000	403,375
Apidos CLO XXI, Series 2015-21A, Class D, 6.574%, 7/18/27 (a)(b)	300,000	296,841
AVANT Loans Funding Trust:
Series 2016-A, Class A, 4.11%, 5/15/19 (a)	85,948	86,009
Series 2016-B, Class A, 3.92%, 8/15/19 (a)	253,759	254,353
Series 2016-C, Class A, 2.96%, 9/16/19 (a)	1,136,367	1,138,172
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	6,922	6,923
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	1,300,000	1,308,963
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	1,000,000	1,010,364
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	760,368	769,753
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	1,922,946	1,907,297
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	85,049	85,141
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	350,000	354,506
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	974,430	977,137
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	1,100,000	1,122,735
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	1,531,280	1,535,041
Consumer Credit Origination Loan Trust:
Series 2015-1, Class A, 2.82%, 3/15/21 (a)	8,102	8,102
Series 2015-1, Class B, 5.21%, 3/15/21 (a)	300,000	300,157
Diamond Resorts Owner Trust, Series 2013-1, Class A, 1.95%, 1/20/25 (a)	21,935	21,761
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	296,250	289,293
Series 2016-1A, Class A2, 6.125%, 7/20/46 (a)	895,500	911,104
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.739%, 8/15/28 (a)(b)	250,000	248,389

See notes to Schedule of Investments

FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)(c)	175,000	175,875
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)(c)	80,000	79,996
GCAT LLC:
Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	1,251,697	1,251,823
Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(b)	149,683	143,876
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	80,250	80,033
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	256,808	256,830
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (a)	200,000	203,085
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.491%, 7/21/27 (a)(b)	150,000	148,449
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	597,883	597,999
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,000,000	1,001,821
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	629,439	630,454
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	1,200,000	1,202,429
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(b)	1,094,219	1,097,862
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	483,506	485,956
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	56,167	55,998
RMAT LLC, Series 2015-1, Class A1, 4.09%, 7/27/20 (a)(b)	184,069	185,105
Sierra Timeshare Receivables Funding LLC:
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	10,660	10,661
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	62,834	62,802
Series 2014-2A, Class B, 2.40%, 6/20/31 (a)	476,154	475,645
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	116,929	117,243
Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	394,115	395,272
SolarCity LMC:
Series 2014-1, Class A, 4.59%, 4/20/44 (a)	340,875	337,164
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	286,040	265,486
Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, 3.375%, 10/25/58 (a)(b)	201,263	200,474
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(b)	78,454	78,034
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	18,482	18,511
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (a)(b)	976,923	980,506
VOLT XXVII LLC:
Series 2014-NPL7, Class A1, 3.375%, 8/27/57 (a)(b)	315,243	314,883
Series 2014-NPL7, Class A2, 4.75%, 8/27/57 (a)(b)	198,337	198,117
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	123,463	124,333
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	1,733,600	1,741,651
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	344,750	347,053
		26,300,842

Single Family Home Rental - 5.3%
American Homes 4 Rent:
Series 2014-SFR1, Class D, 3.043%, 6/17/31 (a)(b)	850,000	850,915

See notes to Schedule of Investments

Series 2014-SFR1, Class F, 4.193%, 6/17/31 (a)(b)	250,000	249,999
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 3.593%, 7/17/33 (a)(b)	1,000,000	1,019,454
Series 2016-1A, Class D, 4.043%, 7/17/33 (a)(b)	960,000	975,688
Invitation Homes Trust:
Series 2014-SFR3, Class D, 3.943%, 12/17/31 (a)(b)	1,000,000	999,997
Series 2015-SFR1, Class D, 3.943%, 3/17/32 (a)(b)	480,000	481,756
Series 2015-SFR2, Class E, 4.093%, 6/17/32 (a)(b)	100,000	100,790
Series 2015-SFR2, Class F, 4.643%, 6/17/32 (a)(b)	350,000	353,490
		5,032,089

Student Loan - 0.2%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	45,160	45,293
Navient Student Loan Trust, Series 2015-1, Class B, 2.482%, 7/25/52 (b)	100,000	97,071
SLM Private Credit Student Loan Trust, Series 2005-B, Class B, 1.531%, 6/15/39 (b)	80,664	76,465
		218,829

Total Asset-Backed Securities (Cost $32,325,932)		32,563,696

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 9.7%
Bellemeade Re Ltd.:
Series 2015-1A, Class M2, 5.282%, 7/25/25 (a)(b)	986,291	993,268
Series 2015-1A, Class B1, 7.282%, 7/25/25 (a)(b)	300,000	305,405
Fannie Mae Connecticut Avenue Securities:
Series 2016-C05, Class 2M1, 2.332%, 1/25/29 (b)	315,071	316,835
Series 2016-C04, Class 1M1, 2.432%, 1/25/29 (b)	2,043,204	2,065,536
Series 2017-C01, Class 1B1, 6.732%, 7/25/29 (b)	230,000	240,272
Series 2017-C02, Class 2B1, 6.477%, 9/25/29 (b)	594,400	598,119
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.232%, 5/25/25 (b)	1,000,000	1,057,984
Series 2015-HQ2, Class B, 8.932%, 5/25/25 (b)	593,097	678,342
Series 2015-DNA2, Class B, 8.532%, 12/25/27 (b)	99,886	112,588
Series 2015-HQA2, Class M2, 3.782%, 5/25/28 (b)	1,663,798	1,715,346
Series 2015-HQA2, Class B, 11.482%, 5/25/28 (b)	648,834	788,305
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (a)(b)	405,202	404,391

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $8,817,743)		9,276,391

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.812%, 5/15/32 (a)(b)	400,000	399,407

See notes to Schedule of Investments

BLCP Hotel Trust:
Series 2014-CLRN, Class D, 3.412%, 8/15/29 (a)(b)	579,000	580,636
Series 2014-CLRN, Class E, 4.582%, 8/15/29 (a)(b)	150,000	150,942
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.312%, 9/15/27 (a)(b)	200,000	199,243
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	354,223	352,519
Equity Mortgage Trust:
Series 2014-INNS, Class E, 4.297%, 5/8/31 (a)(b)	600,000	596,456
Series 2014-INNS, Class F, 4.747%, 5/8/31 (a)(b)	350,000	345,150
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.512%, 6/15/29 (a)(b)	985,000	985,001
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	1,200,000	1,206,134
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	300,000	291,845
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	146,608	146,166
TRU Trust, Series 2016-TOYS, Class B, 4.062%, 11/15/30 (a)(b)	700,000	703,594

Total Commercial Mortgage-Backed Securities (Cost $5,854,964)		5,957,093

CORPORATE BONDS - 24.8%

Communications - 5.1%
Qwest Corp., 6.50%, 6/1/17	500,000	502,504
Sprint Communications, Inc., 8.375%, 8/15/17	3,565,000	3,643,430
Time Warner Cable LLC, 5.85%, 5/1/17	350,000	351,075
Verizon Communications, Inc., 5.50%, 3/16/47	350,000	366,850
		4,863,859

Consumer, Cyclical - 9.8%
American Airlines Pass-Through Trust:
5.60%, 1/15/22 (a)	1,662,753	1,718,871
Series B, 5.25%, 7/15/25	160,356	165,568
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	640,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	500,000	478,750
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	1,120,000	1,140,427
2.875%, 10/1/18	2,493,000	2,522,502
JC Penney Corp., Inc., 7.95%, 4/1/17	545,000	545,000
New Albertsons, Inc., 7.75%, 6/15/26	500,000	488,750
Nordstrom, Inc.:
4.00%, 3/15/27 (d)	185,000	184,366
5.00%, 1/15/44	250,000	236,573
Virgin Australia Pass-Through Trust:
7.125%, 10/23/18 (a)	38,082	39,115

See notes to Schedule of Investments

6.00%, 4/23/22 (a)	958,491	977,661
Wyndham Worldwide Corp.:
4.15%, 4/1/24	125,000	126,065
4.50%, 4/1/27	97,000	97,720
		9,361,868

Consumer, Non-cyclical - 0.6%
Land O'Lakes, Inc., 6.00%, 11/15/22 (a)	500,000	551,250

Financial - 8.1%
Air Lease Corp., 5.625%, 4/1/17	800,000	800,000
Ally Financial, Inc.:
6.25%, 12/1/17	785,000	805,614
3.60%, 5/21/18	1,350,000	1,366,875
CIT Group, Inc., 4.25%, 8/15/17	1,000,000	1,008,750
Citigroup, Inc., 6.25% to 8/15/26, floating rate thereafter (b)(e)	150,000	161,812
Credit Acceptance Corp.:
6.125%, 2/15/21	500,000	498,750
7.375%, 3/15/23	100,000	100,500
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (a)	377,788	388,177
iStar, Inc.:
4.00%, 11/1/17	925,000	927,312
6.00%, 4/1/22	567,000	575,505
Navient Corp., 6.50%, 6/15/22	189,000	190,654
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	525,000	548,625
Synchrony Financial, 2.438%, 11/9/17 (b)	420,000	422,345
		7,794,919

Industrial - 0.4%
Keysight Technologies, Inc., 4.60%, 4/6/27 (c)	221,000	222,603
Tutor Perini Corp., 7.625%, 11/1/18	200,000	200,250
		422,853

Technology - 0.8%
DXC Technology Co., 4.25%, 4/15/24 (a)	94,000	95,582
NXP BV / NXP Funding LLC, 4.125%, 6/1/21 (a)	200,000	207,500
Seagate HDD Cayman, 4.875%, 6/1/27	490,000	458,733
		761,815

Total Corporate Bonds (Cost $23,589,689)		23,756,564

FLOATING RATE LOANS (f) - 0.7%

See notes to Schedule of Investments

Consumer, Cyclical - 0.7%
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	639,683	647,479

Total Floating Rate Loans (Cost $639,137)		647,479

U.S. TREASURY OBLIGATIONS - 7.6%
U.S. Treasury Notes:
2.00%, 11/15/26	6,940,000	6,704,151
2.25%, 2/15/27	600,000	592,336

Total U.S. Treasury Obligations (Cost $7,283,698)		7,296,487

TIME DEPOSIT - 13.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	12,680,920	12,680,920

Total Time Deposit (Cost $12,680,920)		12,680,920

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	123,830	123,830

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $123,830)		123,830

TOTAL INVESTMENTS (Cost $91,315,913) - 96.2%		92,302,460
Other assets and liabilities, net - 3.8%		3,618,425
NET ASSETS - 100.0%		95,920,885

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(61)	6/17	($7,181,320)	$2,753

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $44,577,098, which represents 46.5% of the net assets of the Fund as of March 31, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) When-issued security.
(d) Security, or portion of security, is on loan. Total value of securities on loan is $121,865 as of March 31, 2017.
(e) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

See notes to Schedule of Investments

Calvert Management Series (the “Trust”) was organized as a Massachusetts business trust on October 20, 1980, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates two (2) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the portfolio holdings for Calvert Tax-Free Responsible Impact Bond Fund (“Tax-Free Responsible Impact Bond”) and Calvert Unconstrained Bond Fund (“Unconstrained Bond”) (each, a “Fund” and collectively, the “Funds”).
NOTE A - Valuation
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following tables summarize the market value of each Fund’s holdings as of March 31, 2017, based on the inputs used to value them:

TAX-FREE RESPONSIBLE IMPACT BOND
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal Obligations	$—	$140,459,255	$—	$140,459,255
TOTAL	$—	$140,459,255	$—	$140,459,255
Asset Derivatives - Futures Contracts*	$1,715	$—	$—	$1,715
Liability Derivatives - Futures Contracts*	($12,103)	$—	$—	($12,103)

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

UNCONSTRAINED BOND
	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$32,563,696	$—	$32,563,696
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	9,276,391	—	9,276,391
Commercial Mortgage-Backed Securities	—	5,957,093	—	5,957,093
Corporate Bonds	—	23,756,564	—	23,756,564
Floating Rate Loans	—	647,479	—	647,479
U.S. Treasury Obligations	—	7,296,487	—	7,296,487
Time Deposit	—	12,680,920	—	12,680,920
Short Term Investment of Cash Collateral For Securities Loaned	123,830	—	—	123,830
TOTAL	$123,830	$92,178,630	$—	$92,302,460
Futures Contracts*	$2,753	$—	$—	$2,753

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.
NOTE B – Futures Contracts
During the period ended March 31, 2017, the Funds used U.S. Treasury futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes and to manage overall duration of the Funds and to implement tactical asset allocation decisions. The Funds' futures contracts at period end are presented in the Schedules of Investments.
The volume of outstanding contracts has varied throughout the period ended March 31, 2017 with an average notional cost of contracts as in the following table:

	Average Notional Cost of Contracts
	Long	Short
Tax-Free Responsible Impact Bond	-	$(13,999,824)
Unconstrained Bond	-	(7,192,493)

NOTE C – Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2017, as determined on a federal income tax basis, were as follows:

	TAX-FREE RESPONSIBLE IMPACT BOND	UNCONSTRAINED BOND
Unrealized appreciation	$5,596,974	$1,056,129
Unrealized (depreciation)	(1,761,551)	(69,594)
Net unrealized appreciation (depreciation)	$3,835,423	$986,535

Federal income tax cost of investments	$136,623,832	$91,315,925

For information on each Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to each Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    May 22, 2017